Balance Sheet Components - Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Jul. 16, 2016	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financing obligation, term	5 years
Financing obligation			$ 3,100	$ 6,000
Warranty reserve		$ 15,158	$ 12,461
Finance lease liability, noncurrent, location		Total	Total
Finance lease liabilities, non-current		$ 87	$ 117
Total		$ 15,245	$ 12,578